Discontinued operations	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Discontinued operations	Discontinued operations No operations were discontinued in 2024, 2023 or 2022.